DISCONTINUED OPERATIONS - Schedule of Major Classes of Assets and Liabilities of Discontinued Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets of discontinued operations:
Current assets of discontinued operations	$ 170,459	$ 223,226
Long-term assets of discontinued operations	1,102,167	1,038,215
Liabilities of discontinued operations:
Current liabilities of discontinued operations	199,276	205,061
Long-term liabilities of discontinued operations	102,377	102,831
Sports Data & Technology [Member]
Assets of discontinued operations:
Accounts receivable	128,933	176,231
Deferred costs	20,963	33,204
Other current assets	20,563	13,791
Current assets of discontinued operations	170,459	223,226
Property and equipment, net	30,262	24,854
Operating lease right-of-use assets	10,691	9,996
Intangible assets, net	400,081	383,762
Goodwill	634,696	607,427
Investments	3,792	6,463
Deferred income taxes	426	884
Other assets	22,219	4,829
Long-term assets of discontinued operations	1,102,167	1,038,215
Total assets of discontinued operations	1,272,626	1,261,441
Liabilities of discontinued operations:
Accounts payable	125,247	87,589
Accrued liabilities	26,335	18,239
Current portion of operating lease liabilities	2,330	1,481
Deferred revenue	5,225	72,726
Other current liabilities	40,139	25,026
Current liabilities of discontinued operations	199,276	205,061
Long-term operating lease liabilities	8,532	8,544
Deferred tax liabilities	81,188	69,530
Other long-term liabilities	12,657	24,757
Long-term liabilities of discontinued operations	102,377	102,831
Total liabilities of discontinued operations	$ 301,653	$ 307,892